UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2006

ITEM 1.      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Stock Index Portfolio

Annual Report

December 31, 2006

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus of Maxim Series Fund, Inc. (“Maxim Series Fund” or the “Fund”), which include details as to offering price and other information.

Maxim Stock Index Portfolio

Across the board, major U.S. equity indexes logged a strong fourth quarter further extending the gains of 2006. The S&P 500 Index increased 6.7% during the quarter resulting in a 15.8% return for 2006. The MidCap 400 Index returned 7.0% on the quarter and 10.3% on an annual basis. Leading sectors in the S&P 500 Index included Energy, returning 10.7%, and Materials, gaining 10.6%. Among Energy constituents, heavyweight Exxon Mobil was the top contributor to sector return as the company increased 14.2%. Despite only modest gains in crude oil, producers ConocoPhillips, Marathon Oil, and Hess Corp were all able to post gains in excess of 19.0%. Materials, the second best performing sector, was led by Allegheny Technologies posting a period return of 45.8% thanks to a doubling of revenues from year ago levels. Phelps Dodge gained 41.3% following an acquisition announcement by Freeport-McMoRan Copper & Gold Inc. The deal is scheduled to close during the first quarter of 2007. In the Midcap space the dominant S&P 400 sector was Telecommunications Services, returning 21.7%. The largest contributor by far was Telephone & Data Systems Inc which benefited from increased sales and subsequent analyst upgrades. Materials was the next best performing sector, gaining 13.6% on strong returns in the underlining Metals & Mining industry. The Federal Reserve remained on hold for the quarter as the Board of Governors struggled to digest mixed economic data. Tight labor markets and gains in personal income increase the likelihood of a resurgence in inflation. Indeed, a mid period read showed core-inflation experiencing its largest monthly jump in over five years. Offsetting this core-inflation increase, prices at the pump subsided as oil continues to slide from its August high. This conflicting data has caused traders to price in a 50% chance of a rate cut by the Fed. Aside from Fed movements, considerable attention was paid to the housing sector. Both housing starts and building permits continued their precipitous fall during the quarter, raising fears that slowed growth in the industry would result in recession. Even Chairman Ben Bernanke weighed in on the topic admitting housing was one of his larger concerns. To date, the housing slowdown has been a slight drag on GDP, but housing prices remain stable thereby sustaining consumer spending.

	Maxim Stock Index Portfolio	S&P 500 Index	S&P 400 MidCap Index

02/25/1982	10,000.00	10,000.00	10,000.00
12/31/1997	13,220.00	13,336.42	13,223.53
12/31/1998	16,761.64	17,147.78	15,748.05
12/31/1999	20,068.71	20,756.02	18,066.32
12/31/2000	18,475.25	18,866.39	21,229.73
12/31/2001	16,326.58	16,625.06	21,102.35
12/31/2002	12,744.53	12,950.92	18,040.40
12/31/2003	16,365.25	16,665.88	24,466.10
12/31/2004	18,122.88	18,473.35	28,487.74
12/31/2005	19,032.65	19,382.90	32,077.08
12/31/2006	21,828.54	22,444.24	35,386.80

Maxim Stock Index Portfolio

Total Return –

One Year:	14.69%
Five Year:	5.98%
Ten Year:	8.12%

Portfolio Inception:	2/25/1982

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Stock Index Portfolio, made at its inception, with the performance of the S&P 500 Index and S&P 400 MidCap Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Stock Index Portfolio of the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Stock Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 23, 2007

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Years Ended December 31, 2006 and 2005

Maxim Stock Index Portfolio

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006

ASSETS:
Investments in securities, market value (1)	$498,894,032
Cash	115,712
Collateral for securities loaned	20,421,246
Dividends and interest receivable	661,151
Subscriptions receivable	155,048
Receivable for investments sold	3,019,330

Total assets	523,266,519

LIABILITIES:
Due to investment adviser	256,204
Payable upon return of securities loaned	20,421,246
Redemptions payable	273,594
Variation margin on futures contracts	20,685

Total liabilities	20,971,729

NET ASSETS	$502,294,790

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,233,836
Additional paid-in capital	373,824,862
Net unrealized appreciation on investments and futures contracts	130,375,820
Accumulated net realized loss on investments and futures contracts	(4,139,728)

NET ASSETS	$502,294,790

NET ASSET VALUE PER OUTSTANDING SHARE	$22.49
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	300,000,000
Outstanding	22,338,356

(1) Cost of investments in securities:	$368,500,652

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
Interest	$128,147
Income from securities lending	37,139
Dividends	9,455,369

Total income	9,620,655

EXPENSES:
Management fees	3,022,613

NET INVESTMENT INCOME	6,598,042

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	35,044,983
Net realized gain on futures contracts	563,952
Change in net unrealized appreciation on investments	26,735,246
Change in net unrealized depreciation on futures contracts	30,640

Net realized and unrealized gain on investments and futures contracts	62,374,821

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,972,863

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2006 AND 2005

	2006	2005

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,598,042	$6,532,224
Net realized gain on investments	35,044,983	36,833,748
Net realized gain on futures contracts	563,952	752,908
Change in net unrealized appreciation on investments	26,735,246	(19,060,336)
Change in net unrealized depreciation on futures contracts	30,640	(82,020)

Net increase in net assets resulting from operations	68,972,863	24,976,524

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,496,137)	(6,475,890)
From net realized gains	(33,190,228)	(37,769,494)

Total distributions	(39,686,365)	(44,245,384)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	52,664,533	87,871,133
Reinvestment of distributions	39,686,365	44,245,384
Redemptions of shares	(135,042,493)	(162,295,785)

Net decrease in net assets resulting from share transactions	(42,691,595)	(30,179,268)

Total decrease in net assets	(13,405,097)	(49,448,128)

NET ASSETS:
Beginning of period	515,699,887	565,148,015

End of period (1)	$502,294,790	$515,699,887
	0	0

OTHER INFORMATION:

SHARES:
Sold	2,358,520	4,015,366
Issued in reinvestment of distributions	1,775,436	2,055,941
Redeemed	(6,044,982)	(7,396,828)

Net decrease	(1,911,026)	(1,325,521)

(1) Including undistributed net investment income	$0	$0

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$21.27	$22.10	$22.41	$19.25	$27.37

Income from Investment Operations

Net investment income	0.30	0.28	0.33	0.26	0.14
Net realized and unrealized gain (loss)	2.79	0.83	2.05	5.11	(6.23)

Total Income (Loss) From
Investment Operations	3.09	1.11	2.38	5.37	(6.09)

Less Distributions

From net investment income	(0.30)	(0.28)	(0.33)	(0.26)	(0.14)
From net realized gains	(1.57)	(1.66)	(2.36)	(1.95)	(1.89)

Total Distributions	(1.87)	(1.94)	(2.69)	(2.21)	(2.03)

Net Asset Value, End of Period	$22.49	$21.27	$22.10	$22.41	$19.25

Total Return	14.69%	5.02%	10.74%	28.41%	(21.94%)

Net Assets, End of Period ($000)	$502,295	$515,700	$565,148	$636,715	$627,394

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to
Average Net Assets	1.31%	1.24%	1.34%	1.15%	0.97%

Portfolio Turnover Rate	7.83%	8.19%	5.68%	30.66%	19.52%

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2006

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Stock Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Financial Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109 “Accounting for Income Taxes”. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio has evaluated the impact that the adoption of FIN 48 will have on its financial position and the results of its operations and does not anticipate that there will be any adjustments required.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

Effective April 1, 2006, GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, became the principal underwriter to distribute and market the Portfolio. Prior to that date, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, was the principal underwriter. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of December 31, 2006, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $102,000 for the year ended December 31, 2006. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2006, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $39,229,517 and $114,816,812, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2006, the U.S. Federal income tax cost basis was $379,950,076. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $150,001,296 and gross depreciation of securities in which there was an excess of tax cost over value of $31,057,340 resulting in net appreciation of $118,943,956.

5.	FUTURES CONTRACTS

As of December 31, 2006, the Portfolio had 2 open S&P MidCap 400 and 11 open S&P 500 long futures contracts. The contracts expire in March 2007 and the Portfolio has recorded unrealized depreciation of $11,485 and $6,075, respectively, for a total unrealized depreciation of $17,560.

6.

SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of December 31, 2006, the Portfolio had securities on loan valued at $20,296,466 and received collateral of $20,421,246 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2006 and 2005 were as follows:

	2006		2005
Distributions paid from:
Ordinary income	$6,965,720	$4	6,947,287
Long-term capital gain	32,720,645		37,298,097
	$39,686,365		$44,245,384

As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$120,137
Undistributed capital gains	7,171,999
Net accumulated earnings	7,292,136

Net unrealized appreciation on investments	118,943,956
Capital loss carryforwards	0
Post-October losses	0
Total accumulated gain on investments	$126,236,092

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on corporate reorganizations. For the year ended December 31, 2006 the Portfolio reclassified $101,905 from undistributed net investment income to accumulated net realized loss on investments. This adjustment has no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2006, 100% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

MAXIM SERIES FUND, INC.

MAXIM STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2006

COMMON STOCK

Shares	Value ($)

AEROSPACE & DEFENSE --- 2.33%

1,200 Alliant Techsystems Inc ^^*	93,828
28,463 Boeing Co	2,528,653
1,500 DRS Technologies Inc ^^	79,020
14,542 General Dynamics Corp	1,081,198
4,451 Goodrich Corp	202,743
29,339 Honeywell International Inc	1,327,296
4,525 L-3 Communications Holdings Inc	370,055
12,798 Lockheed Martin Corp	1,178,312
12,446 Northrop Grumman Corp	842,594
4,950 Precision Castparts Corp	387,486
16,023 Raytheon Co	846,014
6,080 Rockwell Collins Inc	384,803
250 Sequa Corp*	28,765
36,122 United Technologies Corp	2,258,347
$11,609,114

AGRICULTURE --- 0.37%

23,650 Archer-Daniels-Midland Co	755,854
19,526 Monsanto Co	1,025,701
1,700 Scotts Co Class A	87,805
$1,869,360

AIR FREIGHT --- 0.96%

6,262 CH Robinson Worldwide Inc	256,053
7,648 Expeditors International of Washington Inc	309,744
11,049 FedEx Corp	1,200,142
2,240 Ryder System Inc	114,374
38,637 United Parcel Service Inc Class B	2,897,002
$4,777,315

AIRLINES --- 0.12%

3,250 AirTran Holdings Inc ^^*	38,155
1,400 Alaska Air Group Inc*	55,300
6,300 JetBlue Airways Corp ^^*	89,460
28,410 Southwest Airlines Co	435,241
$618,156

AUTO PARTS & EQUIPMENT --- 0.22%

2,500 ArvinMeritor Inc ^^	45,575
450 Bandag Inc ^^	22,694
2,046 BorgWarner Inc	120,755
5,070 Gentex Corp	78,889
6,300 Goodyear Tire & Rubber Co ^^*	132,237
7,100 Johnson Controls Inc	610,032
2,393 Lear Corp ^^	70,665

1,100 Modine Manufacturing Co	27,533
$1,108,380

AUTOMOBILES --- 0.24%

67,945 Ford Motor Co ^^	510,267
20,375 General Motors Corp ^^	625,920
1,250 Thor Industries Inc ^^	54,988
$1,191,175

BANKS --- 5.83%

4,636 Associated Banc-Corp	161,704
19,420 BB&T Corp	853,121
161,548 Bank of America Corp (1)	8,625,048
1,771 Bank of Hawaii Corp	95,545
1,900 Cathay Bancorp Inc ^^	65,569
1,500 City National Corp	106,800
5,450 Colonial BancGroup Inc	140,283
5,737 Comerica Inc	336,647
6,768 Commerce Bancorp Inc ^^	238,707
4,650 Compass Bancshares Inc ^^	277,373
2,200 Cullen/Frost Bankers Inc	122,804
20,118 Fifth Third Bancorp	823,430
4,520 First Horizon National Corp ^^	188,846
2,875 FirstMerit Corp	69,403
1,808 Greater Bay Bancorp	47,605
8,542 Huntington Bancshares Inc	202,873
14,439 KeyCorp	549,115
2,788 M&T Bank Corp	340,582
9,199 Marshall & Ilsley Corp	442,564
4,478 Mercantile Bankshares Corp	209,526
22,682 National City Corp	829,254
10,572 PNC Financial Services Group	782,751
26,221 Regions Financial Corp	980,665
1,278 SVB Financial Group ^^*	59,580
12,808 SunTrust Banks Inc	1,081,636
11,692 Synovus Financial Corp	360,464
3,988 TCF Financial Corp	109,351
63,268 US Bancorp	2,289,669
68,625 Wachovia Corp	3,908,194
121,430 Wells Fargo & Co	4,318,051
1,070 Westamerica Bancorp ^^	54,174
2,450 Wilmington Trust Corp	103,317
3,885 Zions Bancorp	320,279
$29,094,930

BIOTECHNOLOGY --- 1.68%

2,400 Affymetrix Inc ^^*	55,344
41,978 Amgen Inc*	2,867,517
6,590 Applera Corp - Applied Biosystems Group	241,787
12,137 Biogen Idec Inc*	597,019
13,400 Celgene Corp	770,902
2,200 Cephalon Inc ^^*	154,902
2,363 Charles River Laboratories International Inc*	102,200
9,464 Genzyme Corp*	582,793
16,564 Gilead Sciences Inc*	1,075,501
1,700 Invitrogen Corp*	96,203
8,604 MedImmune Inc*	278,511

10,948 Millennium Pharmaceuticals Inc ^^*	119,333
1,900 Millipore Corp*	126,540
4,050 PDL BioPharma Inc ^^*	81,567
4,371 PerkinElmer Inc	97,167
1,450 Techne Corp*	80,403
14,693 Thermo Electron Corp*	665,446
1,200 Ventana Medical Systems Inc ^^*	51,636
4,492 Vertex Pharmaceuticals Inc*	168,091
3,623 Waters Corp*	177,418
$8,390,280

BROADCAST/MEDIA --- 1.18%

28,101 CBS Corp	876,189
17,712 Clear Channel Communications Inc	629,484
74,845 Comcast Corp*	3,168,189
27,700 DIRECTV Group Inc*	690,838
3,000 EW Scripps Co	149,820
1,000 Entercom Communications Corp ^^	28,180
9,073 Univision Communications Inc Class A*	321,366
2,486 Westwood One Inc	17,551
$5,881,617

BUILDING MATERIALS --- 0.25%

6,214 American Standard Cos Inc	284,912
1,750 Florida Rock Industries Inc	75,338
1,696 Martin Marietta Materials Inc	176,231
14,137 Masco Corp	422,272
3,405 Vulcan Materials Co	306,007
$1,264,760

CHEMICALS --- 1.43%

7,929 Air Products & Chemicals Inc	557,250
2,800 Airgas Inc	113,456
1,400 Albemarle Corp	100,520
2,066 Ashland Inc	142,926
2,250 Cabot Corp	98,033
8,561 Chemtura Corp	82,442
1,550 Cytec Industries Inc	87,591
34,392 Dow Chemical Co	1,373,616
33,096 EI du Pont de Nemours & Co	1,612,106
2,975 Eastman Chemical Co	176,447
6,450 Ecolab Inc	291,540
1,450 FMC Corp	110,998
1,450 Ferro Corp	30,001
4,018 Hercules Inc*	77,588
2,821 International Flavors & Fragrances Inc	138,680
2,450 Lubrizol Corp	122,819
7,556 Lyondell Chemical Co	193,207
750 Minerals Technologies Inc ^^	44,093
2,571 Olin Corp ^^	42,473
5,989 PPG Industries Inc	384,554
11,646 Praxair Inc	690,957
4,287 RPM Inc ^^	89,555
5,143 Rohm & Haas Co	262,910
1,600 Sensient Technologies Corp	39,360
2,390 Sigma-Aldrich Corp ^^	185,751

3,664 Valspar Corp ^^	101,273
$7,150,146

COMMUNICATIONS - EQUIPMENT --- 2.55%

14,198 3Com Corp*	58,354
4,169 ADC Telecommunications Inc*	60,576
2,200 ADTRAN Inc	49,940
5,737 Andrew Corp*	58,690
16,305 Avaya Inc*	227,944
1,800 Avocent Corp*	60,930
3,029 CIENA Corp ^^*	83,934
218,488 Cisco Systems Inc*	5,971,277
2,100 CommScope Inc*	64,008
7,190 Comverse Technology Inc*	151,781
56,262 Corning Inc*	1,052,662
1,400 Dycom Industries Inc*	29,568
1,500 F5 Networks Inc*	111,315
4,800 Harris Corp	220,128
7,537 JDS Uniphase Corp ^^	125,566
86,890 Motorola Inc	1,786,458
1,650 Plantronics Inc ^^	34,980
3,170 Polycom Inc ^^*	97,985
4,650 Powerwave Technologies Inc ^^*	29,993
59,424 QUALCOMM Inc	2,245,633
15,861 Tellabs Inc*	162,734
3,750 UTStarcom Inc ^^*	32,813
$12,717,269

COMPUTER HARDWARE & SYSTEMS --- 3.51%

30,626 Apple Computer Inc*	2,598,310
81,698 Dell Inc*	2,049,803
2,333 Diebold Inc	108,718
79,202 EMC Corp*	1,045,466
98,576 Hewlett-Packard Co	4,060,346
1,290 Imation Corp	59,895
54,263 International Business Machines Corp	5,271,650
3,562 Lexmark International Group Inc Class A*	260,738
5,824 McDATA Corp*	32,323
6,400 NCR Corp*	273,664
13,398 Network Appliance Inc*	526,273
3,650 Palm Inc ^^	51,429
5,616 QLogic Corp	123,103
8,098 Sandisk Corp ^^*	348,457
126,599 Sun Microsystems Inc*	686,167
$17,496,342

COMPUTER SOFTWARE & SERVICES --- 5.73%

8,962 Activision Inc*	154,505
2,391 Acxiom Corp	61,329
21,016 Adobe Systems Inc*	864,178
750 Advent Software* 26,468
4,237 Affiliated Computer Services Inc Class A*	206,935
8,320 Autodesk Inc*	336,627
19,820 Automatic Data Processing Inc	976,135
7,315 BMC Software Inc*	235,543
14,706 CA Inc	333,091
9,960 Cadence Design Systems Inc*	178,384

6,443 Citrix Systems Inc*	174,283
5,150 Cognizant Technology Solutions Corp*	397,374
6,224 Computer Sciences Corp*	332,175
12,657 Compuware Corp*	105,433
4,930 Convergys Corp*	117,235
11,142 Electronic Arts Inc*	561,111
18,566 Electronic Data Systems Corp	511,493
2,050 Fair Isaac Co	83,333
5,775 Fidelity National Information Services Inc	231,520
27,523 First Data Corp	702,387
6,193 Fiserv Inc*	324,637
2,000 Gartner Inc*	39,580
7,712 Google Inc*	3,551,222
12,532 Intuit Inc	382,351
2,722 Jack Henry & Associates Inc ^^	58,251
20,300 Juniper Networks Inc*	384,482
3,650 MPS Group Inc*	51,757
1,850 Macrovision Corp*	52,281
5,749 McAfee Inc*	163,157
2,900 Mentor Graphics Corp ^^*	52,287
311,277 Microsoft Corp (1)	9,294,731
12,100 Novell Inc*	75,020
143,864 Oracle Corp*	2,465,829
3,940 Parametric Technology Corp*	70,999
12,200 Paychex Inc	482,388
1,400 SRA International Inc ^^*	37,436
4,791 Sabre Holdings Corp	152,785
3,239 Sybase Inc*	80,003
33,657 Symantec Corp*	701,748
5,036 Synopsys Inc*	134,612
1,300 Transaction Systems Architects Inc Class A*	42,341
12,377 Unisys Corp*	97,036
3,500 ValueClick Inc*	82,705
8,800 VeriSign Inc*	211,640
27,523 Western Union Co	617,066
2,700 Wind River Systems ^^*	27,675
44,048 Yahoo! Inc*	1,124,986
41,618 eBay Inc*	1,251,453
$28,599,997

CONGLOMERATES --- 3.74%

26,508 3M Co	2,065,768
1,176 Carlisle Cos Inc	92,316
370,901 General Electric Co (1)	13,801,226
1,400 Teleflex Inc	90,384
4,516 Textron Inc	423,465
71,556 Tyco International Ltd	2,175,302
$18,648,461

CONTAINERS --- 0.17%

3,774 Ball Corp ^^	164,546
3,800 Bemis Co Inc	129,124
4,750 Pactiv Corp*	169,528
2,916 Sealed Air Corp	189,307
3,876 Temple-Inland Inc	178,412
$830,917

COSMETICS & PERSONAL CARE --- 0.16%

2,792 Alberto-Culver Co	59,888
15,974 Avon Products Inc	527,781
4,600 Estee Lauder Cos	187,772
$775,441

DISTRIBUTORS --- 0.26%

6,180 Genuine Parts Co	293,117
22,245 SYSCO Corp	817,726
2,620 WW Grainger Inc	183,243
$1,294,086

ELECTRIC COMPANIES --- 2.69%

5,950 Allegheny Energy Inc*	273,165
4,196 Alliant Energy Corp	158,483
7,479 Ameren Corp ^^	401,847
14,189 American Electric Power Co Inc	604,168
11,229 CenterPoint Energy Inc	186,177
9,211 Consolidated Edison Inc	442,773
4,064 DPL Inc ^^	112,898
6,448 DTE Energy Co ^^	312,148
12,752 Dominion Resources Inc	1,069,128
3,101 Duquesne Light Holdings Inc ^^	61,555
11,731 Edison International	533,526
7,487 Entergy Corp	691,200
24,172 Exelon Corp	1,496,005
14,512 FPL Group Inc ^^	789,743
11,514 FirstEnergy Corp	693,258
2,865 Great Plains Energy Inc	91,107
2,900 Hawaiian Electric Industries Inc ^^	78,735
1,500 IDACORP Inc	57,975
3,870 NSTAR	132,973
5,516 Northeast Utilities	155,331
3,276 OGE Energy Corp ^^	131,040
12,588 PG&E Corp	595,790
2,675 PNM Resources Inc	83,193
13,730 PPL Corp	492,083
6,802 Pepco Holdings Inc	176,920
3,605 Pinnacle West Capital Corp	182,557
9,136 Progress Energy Inc	448,395
4,200 Puget Energy Inc	106,512
7,900 Sierra Pacific Resources ^^*	132,957
26,695 Southern Co	983,978
7,480 TECO Energy Inc	128,880
16,508 TXU Corp	894,899
1,529 WPS Resources Corp	82,612
3,150 Westar Energy Inc ^^	81,774
4,187 Wisconsin Energy Corp	198,715
14,643 Xcel Energy Inc	337,668
$13,400,168

ELECTRONIC INSTRUMENTS & EQUIP --- 1.06%

14,739 Agilent Technologies Inc*	513,654
6,094 American Power Conversion Corp	186,415
3,825 Ametek Inc	121,788
3,150 Amphenol Corp	195,552
4,365 Arrow Electronics Inc*	137,716

4,545 Avnet Inc*	116,034
2,165 CDW Corp	152,243
3,345 Cooper Industries Inc	302,488
28,864 Emerson Electric Co	1,272,036
2,330 Harman International Industries Inc	232,790
2,150 Hubbell Inc Class B	97,202
4,950 Ingram Micro Inc*	101,030
6,576 Jabil Circuit Inc	161,441
3,100 KEMET Corp*	22,630
6,000 MEMC Electronic Materials Inc*	234,840
5,066 Molex Inc ^^	160,238
2,010 National Instruments Corp	54,752
1,400 Newport Corp ^^*	29,330
1,600 Plexus Corp ^^*	38,208
6,179 Rockwell Automation Inc	377,413
3,150 Roper Industries Inc ^^	158,256
19,165 Sanmina - SCI Corp*	66,119
32,869 Solectron Corp*	105,838
9,147 Symbol Technologies Inc	136,656
1,926 Tech Data Corp*	72,938
2,936 Tektronix Inc	85,643
1,850 Thomas & Betts Corp*	87,468
6,559 Vishay Intertechnology Inc*	88,809
$5,309,527

ELECTRONICS - SEMICONDUCTOR --- 2.50%

19,718 Advanced Micro Devices Inc*	401,261
12,998 Altera Corp*	255,801
12,253 Analog Devices Inc	402,756
49,894 Applied Materials Inc	920,544
15,350 Atmel Corp*	92,868
16,880 Broadcom Corp Class A	545,393
2,750 Cree Inc ^^*	47,630
5,150 Cypress Semiconductor Corp ^^*	86,881
4,326 Fairchild Semiconductor International Inc*	72,720
7,114 Integrated Device Technology Inc*	110,125
207,444 Intel Corp	4,200,741
2,550 International Rectifier Corp*	98,252
4,899 Intersil Holding Corp	117,184
7,123 KLA-Tencor Corp	354,369
14,362 LSI Logic Corp ^^*	129,258
5,083 Lam Research Corp*	257,301
4,050 Lattice Semiconductor Corp*	26,244
10,735 Linear Technology Corp	325,485
11,473 Maxim Integrated Products Inc	351,303
1,980 Micrel Inc ^^*	21,344
7,727 Microchip Technology Inc	252,673
27,079 Micron Technology Inc*	378,023
12,764 NVIDIA Corp	472,396
10,382 National Semiconductor Corp	235,671
4,391 Novellus Systems Inc*	151,138
7,495 PMC-Sierra Inc ^^*	50,291
6,900 RF Micro Devices Inc ^^*	46,851
2,608 Semtech Corp*	34,087
2,000 Silicon Laboratories Inc ^^*	69,300
6,825 Teradyne Inc*	102,102
53,344 Texas Instruments Inc	1,536,307

4,847 TriQuint Semiconductor Inc*	21,812
12,043 Xilinx Inc	286,744
$12,454,855

ENGINEERING & CONSTRUCTION --- 0.12%

3,177 Fluor Corp ^^	259,402
1,187 Granite Construction Inc ^^	59,730
2,110 Jacobs Engineering Group Inc*	172,049
4,200 Quanta Services Inc ^^*	82,614
$573,795

FINANCIAL SERVICES --- 6.31%

8,684 Ameriprise Financial Inc	473,278
3,030 Astoria Financial Corp	91,385
27,442 Bank of New York Co Inc	1,080,392
7,100 CIT Group Inc	395,967
1,253 Chicago Mercantile Exchange	638,717
176,827 Citigroup Inc (1)	9,849,264
22,352 Countrywide Financial Corp	948,842
4,532 Eaton Vance Corp	149,601
35,109 Fannie Mae (nonvtg)	2,085,124
3,250 Federated Investors Inc Class B	109,785
6,055 Franklin Resources Inc	667,079
24,908 Freddie Mac	1,691,253
2,548 IndyMac Bancorp Inc	115,068
2,350 Investors Financial Services Corp	100,275
124,820 JPMorgan Chase & Co	6,028,806
7,080 Janus Capital Group Inc	152,857
4,729 Legg Mason Inc	449,491
2,980 MGIC Investment Corp	186,369
14,836 Mellon Financial Corp	625,337
8,438 Moody's Corp	582,728
9,282 New York Community Bancorp Inc ^^	149,440
6,789 Northern Trust Corp	412,024
2,800 Nuveen Investments Inc	145,264
3,151 PMI Group Inc ^^	148,633
9,763 Principal Financial Group	573,088
2,861 Radian Group Inc	154,237
2,263 SEI Investments Co	134,784
12,871 Sovereign Bancorp Inc	326,795
11,985 State Street Corp	808,268
9,462 T Rowe Price Group Inc	414,152
3,028 Waddell & Reed Financial Class A	82,846
3,139 Washington Federal Inc ^^	73,861
34,048 Washington Mutual Inc	1,548,843
2,018 Webster Financial Corp	98,317
$31,492,170

FOOD & BEVERAGES --- 2.84%

27,697 Anheuser-Busch Co Inc	1,362,692
2,862 Brown-Forman Corp	189,579
7,811 Campbell Soup Co	303,770
73,401 Coca-Cola Co	3,541,598
9,877 Coca-Cola Enterprises Inc	201,688
18,262 ConAgra Foods Inc	493,074
7,548 Constellation Brands Inc*	219,043
4,788 Dean Foods Co*	202,437

12,344 General Mills Inc	711,014
11,879 HJ Heinz Co	534,674
2,190 Hansen Natural Corp ^^	73,759
6,260 Hershey Co	311,748
2,648 Hormel Foods Corp	98,876
2,062 JM Smucker Co	99,945
9,039 Kellogg Co	452,492
898 Lancaster Colony Corp ^^	39,790
4,707 McCormick & Co Inc	181,502
1,700 Molson Coors Brewing Co Class B	129,948
4,936 Pepsi Bottling Group Inc	152,572
2,141 PepsiAmericas Inc	44,918
59,109 PepsiCo Inc	3,697,268
26,834 Sara Lee Corp	456,983
3,559 Smithfield Foods Inc*	91,324
892 Tootsie Roll Industries Inc ^^	29,168
9,052 Tyson Foods Inc Class A	148,905
7,875 Wm Wrigley Jr Co ^^	407,295
$14,176,062

GOLD, METALS & MINING --- 1.06%

31,144 Alcoa Inc	934,631
3,675 Allegheny Technologies Inc	333,249
5,109 Arch Coal Inc ^^	153,423
6,550 CONSOL Energy Inc	210,452
4,250 Commercial Metals Co	109,650
7,057 Freeport-McMoRan Copper & Gold Inc	393,287
16,186 Newmont Mining Corp	730,798
10,871 Nucor Corp	594,209
9,472 Peabody Energy Corp	382,764
7,408 Phelps Dodge Corp	886,886
2,300 Reliance Steel & Aluminum Co ^^	90,574
3,300 Steel Dynamics Inc	107,085
4,300 United States Steel Corp	314,502
2,581 Worthington Industries Inc ^^	45,735
$5,287,245

HEALTH CARE RELATED --- 2.58%

18,746 Aetna Inc	809,452
6,916 AmericsourceBergen Corp	310,943
1,550 Apria Healthcare Group Inc ^^*	41,308
3,762 CIGNA Corp	494,966
14,557 Cardinal Health Inc	937,908
15,343 Caremark Rx Inc	876,239
3,395 Community Health Systems Inc ^^*	123,985
2,305 Covance Inc*	135,788
5,752 Coventry Health Care Inc*	287,888
4,862 Express Scripts Inc Class A*	348,119
8,653 Health Management Associates Inc Class A	182,665
4,209 Health Net Inc*	204,810
3,202 Henry Schein Inc*	156,834
5,963 Humana Inc*	329,814
7,093 IMS Health Inc	194,916
4,500 Laboratory Corp of America Holdings*	330,615
2,050 LifePoint Hospitals Inc*	69,085
3,287 Lincare Holdings Inc*	130,954
2,667 Manor Care Inc	125,136

1,100 Martek Biosciences Corp ^^*	25,674
10,666 McKesson Corp	540,766
10,557 Medco Health Solutions Inc*	564,166
4,320 Omnicare Inc ^^	166,882
4,984 Patterson Cos Inc*	176,982
3,650 Pharmaceutical Product Development Inc	117,603
1,950 Psychiatric Solutions Inc ^^	73,164
5,734 Quest Diagnostics Inc	303,902
16,945 Tenet Healthcare Corp*	118,107
3,152 Triad Hospitals Inc*	131,848
48,437 UnitedHealth Group Inc	2,602,520
2,010 Universal Health Services Inc Class B ^^	111,414
3,000 VCA Antech Inc*	96,570
22,330 WellPoint Inc*	1,757,148
$12,878,171

HOMEBUILDING --- 0.32%

1,450 Beazer Homes USA Inc ^^	68,165
4,328 Centex Corp	243,537
9,933 DR Horton Inc	263,125
1,250 Hovnanian Enterprises Inc ^^*	42,375
2,814 KB Home	144,302
4,966 Lennar Corp	260,516
1,300 MDC Holdings Inc ^^	74,165
7,582 Pulte Homes Inc	251,116
1,550 Ryland Group Inc ^^	84,661
4,490 Toll Brothers Inc ^^*	144,713
$1,576,675

HOTELS/MOTELS --- 0.51%

16,018 Carnival Corp	785,683
13,888 Hilton Hotels Corp	484,691
12,094 Marriott International Inc Class A	577,126
7,624 Starwood Hotels & Resorts Worldwide Inc	476,500
7,075 Wyndham Worldwide Corp*	226,542
$2,550,542

HOUSEHOLD GOODS --- 2.43%

2,100 American Greetings Corp	50,127
2,468 Black & Decker Corp	197,366
814 Blyth Industries Inc ^^	16,891
2,325 Church & Dwight Co Inc	99,161
5,446 Clorox Co	349,361
18,552 Colgate-Palmolive Co	1,210,332
2,072 Energizer Holdings Inc*	147,091
5,520 Fortune Brands Inc	471,353
1,700 Furniture Brands International Inc ^^	27,591
16,481 Kimberly-Clark Corp	1,119,884
6,436 Leggett & Platt Inc	153,820
1,983 Mohawk Industries Inc ^^*	148,447
9,915 Newell Rubbermaid Inc	287,039
114,058 Procter & Gamble Co (1)	7,330,508
2,150 Snap-on Inc	102,426
2,916 Stanley Works ^^	146,646
2,150 Tupperware Corp ^^	48,612
2,836 Whirlpool Corp	235,445
$12,142,100

INDEPENDENT POWER PRODUCTS --- 0.01%

1,150 Black Hills Corp	42,481
$42,481

INSURANCE RELATED --- 4.77%

11,747 ACE Ltd	711,516
17,829 AFLAC Inc	820,134
22,494 Allstate Corp	1,464,584
3,847 Ambac Financial Group Inc	342,652
2,475 American Financial Group Inc	88,877
93,568 American International Group Inc (1)	6,705,083
11,143 Aon Corp	393,794
3,497 Arthur J Gallagher & Co ^^	103,336
4,054 Brown & Brown Inc	114,363
14,850 Chubb Corp	785,714
6,285 Cincinnati Financial Corp	284,773
2,336 Everest Re Group Ltd	229,185
7,885 Fidelity National Finance Inc	188,294
3,520 First American Financial Corp ^^	143,194
15,950 Genworth Financial Inc	545,650
4,025 HCC Insurance Holdings Inc ^^	129,162
1,800 Hanover Insurance Group Inc	87,840
11,463 Hartford Financial Services Group Inc	1,069,613
1,500 Horace Mann Educators Corp	30,300
5,816 Leucadia National Corp ^^	164,011
10,321 Lincoln National Corp	685,314
16,442 Loews Corp	681,850
4,836 MBIA Inc	353,318
19,810 Marsh & McLennan Cos Inc	607,375
1,250 Mercury General Corp	65,913
27,345 MetLife Inc	1,613,628
2,182 Ohio Casualty Corp	65,045
8,278 Old Republic International Corp	192,712
27,406 Progressive Corp	663,773
2,498 Protective Life Corp	118,655
17,200 Prudential Financial Inc	1,476,792
3,823 SAFECO Corp	239,129
24,803 St Paul Travelers Co Inc	1,331,673
1,920 StanCorp Financial Group Inc	86,496
3,591 Torchmark Corp	228,962
1,432 Unitrin Inc	71,758
12,271 UnumProvident Corp	254,991
6,087 WR Berkley Corp	210,062
6,538 XL Capital Ltd Class A ^^	470,867
$23,820,388

INVESTMENT BANK/BROKERAGE FIRM --- 2.55%

2,749 AG Edwards Inc	173,984
4,221 Bear Stearns Co Inc	687,094
36,730 Charles Schwab Corp	710,358
15,323 E*TRADE Financial Corp*	343,542
15,322 Goldman Sachs Group Inc	3,054,441
3,650 Jefferies Group Inc	97,893
19,064 Lehman Brothers Holdings Inc	1,489,280
31,876 Merrill Lynch & Co Inc	2,967,656
38,109 Morgan Stanley	3,103,216

3,275 Raymond James Financial Inc	99,265
$12,726,729

LEISURE & ENTERTAINMENT --- 2.21%

1,500 Boyd Gaming Corp	67,965
3,254 Brunswick Corp ^^	103,803
2,200 Callaway Golf Co	31,702
9,378 Harley-Davidson Inc	660,868
6,754 Harrah's Entertainment Inc	558,691
5,702 Hasbro Inc	155,380
12,180 International Game Technology	562,716
1,246 International Speedway Corp Class A	63,596
13,655 Mattel Inc	309,422
84,150 News Corp	1,807,542
143,608 Time Warner Inc	3,127,782
25,151 Viacom Inc Class B*	1,031,946
74,461 Walt Disney Co	2,551,778
$11,033,191

MACHINERY --- 1.69%

3,298 AGCO Corp ^^*	102,040
23,378 Caterpillar Inc	1,433,773
1,795 Crane Co	65,769
1,888 Cummins Inc	223,124
8,554 Danaher Corp	619,652
8,326 Deere & Co	791,553
2,538 Donaldson Co Inc	88,094
7,397 Dover Corp	362,601
5,410 Eaton Corp	406,507
1,673 Federal Signal Corp	26,835
2,100 Flowserve Corp*	105,987
2,425 Graco Inc ^^	96,079
1,500 Harsco Corp	114,150
6,684 ITT Corp	379,785
15,070 Illinois Tool Works Inc	696,083
10,978 Ingersoll-Rand Co	429,569
4,250 Joy Global	205,445
1,439 Kennametal Inc	84,685
1,500 Lincoln Electric Holdings Inc ^^	90,630
1,250 Nordson Corp ^^	62,288
2,650 Oshkosh Truck Corp	128,313
8,995 PACCAR Inc	583,776
4,359 Pall Corp	150,603
4,218 Parker-Hannifin Corp	324,280
3,550 Pentair Inc	111,470
2,089 SPX Corp	127,763
3,700 Terex Corp*	238,946
3,400 Timken Co	99,212
2,875 Trinity Industries Inc ^^	101,200
7,900 Western Digital Corp*	161,634
$8,411,846

MANUFACTURING --- 0.01%

1,100 Mine Safety Appliances Co ^^	40,315
$40,315

MEDICAL PRODUCTS --- 1.75%

2,086 Advanced Medical Optics Inc ^^*	73,427
1,909 Bausch & Lomb Inc	99,383
23,525 Baxter International Inc	1,091,325
2,304 Beckman Coulter Inc	137,779
8,860 Becton Dickinson & Co	621,529
8,807 Biomet Inc	363,465
42,407 Boston Scientific Corp*	728,552
3,770 CR Bard Inc	312,797
3,980 Cytyc Corp*	112,634
5,434 Dentsply International Inc	162,205
2,068 Edwards Lifesciences Corp ^^*	97,279
1,850 Gen-Probe Inc*	96,885
2,200 Hillenbrand Industries Inc	125,246
5,544 Hospira Inc*	186,168
1,330 Intuitive Surgical Inc ^^*	127,547
41,473 Medtronic Inc	2,219,220
2,750 ResMed Inc*	135,355
12,668 St Jude Medical Inc*	463,142
2,299 Steris Corp	57,866
10,658 Stryker Corp	587,362
1,072 Varian Inc*	48,015
4,648 Varian Medical Systems Inc*	221,105
8,561 Zimmer Holdings Inc*	671,011
$8,739,297

OFFICE EQUIPMENT & SUPPLIES --- 0.29%

3,421 Avery Dennison Corp	232,389
1,756 HNI Corp	77,984
2,371 Herman Miller Inc	86,210
7,944 Pitney Bowes Inc	366,933
34,680 Xerox Corp*	587,826
2,525 Zebra Technologies Corp Class A ^^*	87,845
$1,439,187

OIL & GAS --- 9.47%

16,542 Anadarko Petroleum Corp	719,908
11,898 Apache Corp	791,336
10,534 BJ Services Co	308,857
11,605 Baker Hughes Inc	866,429
4,050 Cameron International Corp*	214,853
14,900 Chesapeake Energy Corp ^^	432,845
78,490 Chevron Corp	5,771,370
59,201 ConocoPhillips	4,259,512
4,250 Denbury Resources Inc*	118,108
15,950 Devon Energy Corp	1,069,926
5,513 ENSCO International Inc	275,981
8,740 EOG Resources	545,813
25,330 El Paso Corp ^^	387,042
209,873 Exxon Mobil Corp (1)	16,082,544
2,455 FMC Technologies Inc*	151,302
1,911 Forest Oil Corp*	62,451
4,559 Grant Prideco Inc*	181,311
36,180 Halliburton Co	1,123,389
3,700 Hanover Compressor Co*	69,893
3,700 Helmerich & Payne Inc	90,539

9,697 Hess Corp ^^	480,680
3,924 Kinder Morgan Inc	414,963
12,654 Marathon Oil Corp	1,170,495
6,768 Murphy Oil Corp	344,153
10,772 Nabors Industries Ltd	320,790
6,368 National-Oilwell Inc*	389,594
4,600 Newfield Exploration Co*	211,370
4,930 Noble Corp	375,420
6,300 Noble Energy Inc	309,141
30,999 Occidental Petroleum Corp	1,513,681
1,100 Overseas Shipholding Group Inc	61,930
5,672 Patterson-UTI Energy Inc ^^	131,761
4,371 Pioneer Natural Resources Co	173,485
2,750 Plains Exploration & Production Co*	130,708
2,086 Pogo Producing Co	101,046
5,895 Pride International Inc*	176,850
1,950 Quicksilver Resources Inc ^^*	71,351
3,923 Rowan Cos Inc	130,244
42,388 Schlumberger Ltd	2,677,226
7,168 Smith International Inc	294,390
6,050 Southwestern Energy Co*	212,053
4,462 Sunoco Inc	278,250
2,100 Tidewater Inc	101,556
10,539 Transocean Inc*	852,500
21,756 Valero Energy Corp	1,113,037
12,204 Weatherford International Ltd*	510,005
21,413 Williams Cos Inc	559,308
13,166 XTO Energy Inc	619,460
$47,248,856

PAPER & FOREST PRODUCTS --- 0.35%

1,937 Bowater Inc ^^	43,583
16,373 International Paper Co	558,319
2,349 Longview Fibre Co	51,561
3,712 Louisiana-Pacific Corp	79,919
6,453 MeadWestvaco Corp	193,977
1,550 PH Glatfelter Co ^^	24,025
2,889 Packaging Corp of America	63,847
3,605 Sonoco Products Co	137,206
8,486 Weyerhaeuser Co	599,536
$1,751,973

PERSONAL LOANS --- 0.92%

4,145 AmeriCredit Corp*	104,330
43,320 American Express Co	2,628,224
14,736 Capital One Financial Corp	1,132,020
14,688 SLM Corp	716,334
$4,580,908

PHARMACEUTICALS --- 5.89%

55,192 Abbott Laboratories	2,688,402
5,533 Allergan Inc 662,521
3,878 Barr Laboratories Inc* 194,365
70,762 Bristol-Myers Squibb Co	1,862,456
35,405 Eli Lilly & Co	1,844,601
11,354 Forest Laboratories Inc*	574,512
104,342 Johnson & Johnson (1)	6,888,659

8,746 King Pharmaceuticals Inc*	139,236
1,950 Medicis Pharmaceutical Corp Class A ^^	68,504
78,071 Merck & Co Inc	3,403,896
7,619 Mylan Laboratories Inc	152,075
1,203 Par Pharmaceutical Cos Inc ^^*	26,911
2,700 Perrigo Co	46,710
259,368 Pfizer Inc (1)	6,717,631
53,262 Schering-Plough Corp	1,259,114
3,960 Sepracor Inc ^^*	243,857
3,250 Valeant Pharmaceuticals International	56,030
3,621 Watson Pharmaceuticals Inc ^^*	94,255
48,481 Wyeth	2,468,653
$29,392,388

PHOTOGRAPHY/IMAGING --- 0.05%

10,271 Eastman Kodak Co	264,992
$264,992

POLLUTION CONTROL --- 0.22%

9,043 Allied Waste Industries Inc*	111,138
4,062 Republic Services Inc ^^	165,202
1,650 Stericycle Inc*	124,575
19,234 Waste Management Inc	707,234
$1,108,149

PRINTING & PUBLISHING --- 0.54%

900 Banta Corp	32,760
3,134 Belo Corp Class A	57,603
1,771 Deluxe Corp ^^	44,629
2,297 Dow Jones & Co Inc ^^	87,286
8,415 Gannett Co Inc	508,771
1,600 John Wiley & Sons Inc Class A	61,552
1,600 Lee Enterprises Inc ^^	49,696
12,736 McGraw-Hill Cos Inc	866,303
900 Media General Inc Class A	33,453
1,366 Meredith Corp ^^	76,974
5,172 New York Times Co ^^	125,990
7,761 RR Donnelley & Sons Co	275,826
3,354 Readers Digest Association Inc ^^	56,012
950 Scholastic Corp ^^*	34,048
6,828 Tribune Co	210,166
205 Washington Post Co Class B	152,848
$2,673,917

RAILROADS --- 0.62%

12,991 Burlington Northern Santa Fe Corp	958,866
15,654 CSX Corp	538,967
14,328 Norfolk Southern Corp	720,555
9,753 Union Pacific Corp	897,471
$3,115,859

REAL ESTATE --- 1.52%

3,185 AMB Property Corp REIT	186,673
3,432 Apartment Investment & Management Co REIT ^^	192,261
7,900 Archstone-Smith Trust REIT	459,859
4,190 Boston Properties Inc REIT	468,777
6,600 CB Richard Ellis Group Inc*	219,120

3,900 Developers Diversified Realty Corp REIT	245,505
12,646 Equity Office Properties Trust REIT	609,158
10,484 Equity Residential REIT	532,063
2,050 Highwood Properties Inc REIT	83,558
3,068 Hospitality Properties Trust REIT	145,822
8,100 Kimco Realty Corp REIT	364,095
3,259 Liberty Property Trust REIT ^^	160,147
2,600 MacErich Co REIT	225,082
2,229 Mack-Cali Realty Corp REIT	113,679
3,705 New Plan Excel Realty Trust REIT ^^	101,813
6,374 Plum Creek Timber Co Inc REIT ^^	254,004
1,366 Potlatch Corp REIT ^^	59,858
8,950 ProLogis Trust REIT	543,892
4,450 Public Storage Inc REIT	433,875
2,772 Rayonier Inc	113,791
7,644 Realogy Corp*	231,766
2,550 Regency Centers Corp REIT	199,334
7,986 Simon Property Group Inc REIT	808,902
4,800 United Dominion Realty Trust Inc REIT ^^	152,592
4,650 Vornado Realty Trust REIT	564,975
2,750 Weingarten Realty Investors REIT ^^	126,803
$7,597,404

RESTAURANTS --- 0.87%

2,670 Applebee's International Inc ^^	65,869
1,350 Bob Evans Farms Inc	46,197
4,397 Brinker International Inc	132,614
1,172 CBRL Group Inc ^^	52,459
2,758 Cheesecake Factory Inc*	67,847
5,241 Darden Restaurants Inc	210,531
44,535 McDonald's Corp	1,974,237
2,670 OSI Restaurant Partners Inc	104,664
2,092 Ruby Tuesday Inc ^^	57,404
27,178 Starbucks Corp*	962,645
3,401 Wendy's International Inc	112,539
9,597 Yum! Brands Inc	564,304
$4,351,310

RETAIL --- 5.53%

1,607 99 Cents Only Stores*	19,557
3,218 Abercrombie & Fitch Co	224,069
3,800 Advance Auto Parts Inc	135,128
1,850 Aeropostale Inc*	57,110
11,100 Amazon.com Inc ^^*	438,006
7,200 American Eagle Outfitters Inc	224,712
2,600 AnnTaylor Stores Corp*	85,384
5,376 AutoNation Inc ^^*	114,616
1,876 AutoZone Inc*	216,791
2,285 BJ's Wholesale Club Inc*	71,086
1,787 Barnes & Noble Inc	70,962
10,116 Bed Bath & Beyond Inc*	385,420
14,486 Best Buy Co Inc	712,566
3,922 Big Lots Inc*	89,892
2,075 Borders Group Inc ^^	46,376
29,622 CVS Corp	915,616
3,874 CarMax Inc*	207,763
4,350 Charming Shoppes Inc ^^*	58,856

6,224 Chicos FAS Inc ^^*	128,775
5,030 Circuit City Stores Inc	95,469
3,350 Claire's Stores Inc	111,019
2,150 Coldwater Creek Inc	52,718
16,542 Costco Wholesale Corp	874,576
1,400 Dicks Sporting Goods Inc*	68,586
2,223 Dillard's Inc ^^	77,738
11,189 Dollar General Corp	179,695
3,695 Dollar Tree Stores Inc*	111,220
5,442 Family Dollar Stores Inc	159,614
18,886 Federated Department Stores Inc	720,123
5,600 Foot Locker Inc	122,808
2,700 Game Stop Corp ^^*	148,797
18,872 Gap Inc	368,004
73,384 Home Depot Inc	2,947,101
8,000 IAC/InterActiveCorp*	297,280
8,095 JC Penney Co Inc	626,229
11,823 Kohl's Corp*	809,048
25,816 Kroger Co	595,575
12,270 Limited Brands Inc	355,094
54,802 Lowe's Cos Inc	1,707,082
1,950 MSC Industrial Direct Co Inc Class A	76,343
8,230 Nordstrom Inc	406,068
4,100 O'Reilly Automotive Inc ^^*	131,446
9,976 Office Depot Inc*	380,784
2,650 OfficeMax Inc	131,573
2,450 Pacific Sunwear of California Inc*	47,971
2,350 Payless ShoeSource Inc*	77,127
4,816 Petsmart Inc	138,990
3,059 Pier 1 Imports Inc ^^	18,201
2,200 Polo Ralph Lauren Corp ^^	170,852
4,818 RadioShack Corp ^^	80,846
1,600 Regis Corp ^^	63,264
2,500 Rent-A-Center Inc*	73,775
4,974 Ross Stores Inc	145,738
1,300 Ruddick Corp	36,075
7,364 SUPERVALU Inc	263,263
15,966 Safeway Inc	551,785
4,968 Saks Inc	88,530
3,024 Sears Holding Corp*	507,820
4,014 Sherwin-Williams Co	255,210
26,004 Staples Inc	694,307
16,370 TJX Cos Inc	466,218
30,958 Target Corp	1,766,154
4,847 Tiffany & Co ^^	190,196
3,950 Urban Outfitters Inc ^^*	90,969
88,486 Wal-Mart Stores Inc	4,086,283
36,084 Walgreen Co	1,655,895
5,184 Whole Foods Market Inc	243,285
4,041 Williams-Sonoma Inc ^^	127,049
$27,596,478

SAVINGS & LOANS --- 0.01%

3,900 First Niagara Financial Group Inc	57,954
$57,954

SHOES --- 0.15%

6,759 NIKE Inc Class B	669,344
1,790 Timberland Co Class A*	56,528
$725,872

SPECIALIZED SERVICES --- 0.96%

3,248 Adesa Corp	90,132
2,400 Alliance Data Systems Corp*	149,928
5,024 Apollo Group Inc*	195,785
4,246 BISYS Group Inc*	54,816
1,750 Brink's Co ^^	111,860
1,700 CSG Systems International Inc*	45,441
3,322 Career Education Corp*	82,319
1,240 Catalina Marketing Corp	34,100
4,985 Ceridian Corp*	139,480
3,223 CheckFree Corp ^^*	129,436
2,877 ChoicePoint Inc*	113,296
4,883 Cintas Corp	193,904
2,509 Copart Inc ^^*	75,270
3,082 Corinthian Colleges Inc ^^*	42,008
1,405 Corporate Executive Board Co	123,219
1,972 DST Systems Inc ^^*	123,506
2,090 DeVry Inc	58,520
2,250 Dun & Bradstreet Corp*	186,278
4,508 Equifax Inc	183,025
4,458 Fastenal Co	159,953
11,568 H&R Block Inc	266,527
1,733 Harte-Hanks Inc	48,021
1,150 ITT Educational Services Inc*	76,326
15,829 Interpublic Group of Cos Inc ^^*	193,747
700 Kelly Services Inc Class A ^^	20,258
1,500 Korn/Ferry International*	34,440
1,900 Laureate Education Inc*	92,397
3,120 Manpower Inc	233,782
2,960 MoneyGram International Inc	92,826
4,586 Monster Worldwide Inc*	213,891
1,850 Navigant Consulting Inc ^^*	36,556
6,205 Omnicom Group Inc	648,671
6,004 Robert Half International Inc	222,868
1,000 Rollins Inc ^^	22,110
2,350 Scientific Games Corp ^^*	71,041
1,955 Sotheby's ^^	60,644
517 Strayer Education Inc ^^	54,828
2,350 United Rentals Inc*	59,761
1,663 Valassis Communications Inc*	24,114
$4,765,084

TELEPHONE & TELECOMMUNICATIONS --- 3.27%

13,498 ALLTEL Corp	816,359
138,294 AT&T Inc ^^	4,944,011
65,640 BellSouth Corp	3,092,300
4,123 CenturyTel Inc	180,010
8,800 Cincinnati Bell Inc*	40,216
11,548 Citizens Communications Co	165,945
5,381 Embarq Corp	282,825
57,860 Qwest Communications International Inc ^^*	484,288
104,124 Sprint Nextel Corp	1,966,902

3,765 Telephone & Data Systems Inc	204,552
105,035 Verizon Communications	3,911,503
17,061 Windstream Corp	242,607
$16,331,518

TEXTILES --- 0.24%

13,228 Coach Inc*	568,275
3,410 Hanesbrands Inc*	80,544
3,998 Jones Apparel Group Inc	133,653
3,663 Liz Claiborne Inc	159,194
3,232 VF Corp	265,283
$1,206,949

TOBACCO --- 1.46%

75,414 Altria Group Inc (1)	6,472,029
6,169 Reynolds American Inc ^^	403,884
5,817 UST Inc ^^	338,549
950 Universal Corp ^^	46,560
$7,261,022

TRANSPORTATION --- 0.11%

1,500 Alexander & Baldwin Inc	66,510
3,597 Avis Budget Group Inc	78,019
1,687 Con-Way Inc	74,295
1,800 GATX Corp ^^	77,994
3,710 JB Hunt Transport Services Inc ^^	77,057
1,884 Swift Transportation Co Inc*	49,493
1,782 Werner Enterprises Inc ^^	31,149
2,050 YRC Worldwide Inc ^^*	77,347
$531,864

UTILITIES --- 1.20%

23,827 AES Corp*	525,147
2,821 AGL Resources Inc	109,765
13,450 Aquila Inc*	63,215
7,950 CMS Energy Corp ^^*	132,765
6,514 Constellation Energy Group	448,619
45,138 Duke Energy Corp	1,499,033
13,600 Dynegy Inc Class A*	98,464
5,295 Energy East Corp	131,316
4,382 Equitable Resources Inc	182,949
6,351 KeySpan Corp	261,534
6,423 MDU Resources Group Inc	164,686
1,650 NICOR Inc ^^	77,220
2,983 National Fuel Gas Co ^^	114,965
9,739 NiSource Inc	234,710
4,011 ONEOK Inc	172,954
1,350 Peoples Energy Corp	60,170
9,095 Public Service Enterprise Group Inc	603,726
3,085 Questar Corp	256,209
4,226 Scana Corp	171,660
9,449 Sempra Energy	528,861
2,716 Vectren Corp ^^	76,808
1,709 WGL Holdings Inc ^^	55,679
$5,970,455

WATER --- 0.02%

4,688 Aqua America Inc ^^	106,793
$106,793

TOTAL COMMON STOCK --- 99.83%	$498,052,235

(Cost $367,658,855)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

517,000 Freddie Mac	516,792
4.890%, January 2, 2007
330,000 United States of America (1)	325,005
5.100%, April 19, 2007

TOTAL SHORT-TERM INVESTMENTS --- 0.17%	$841,797

(Cost $841,797)

TOTAL MAXIM STOCK INDEX PORTFOLIO --- 100%	$498,894,032

(Cost $368,500,652)

Legend

* Non-income Producing Security

(1) Collateral or Segregated Assets for Futures

REIT – Real Estate Investment Trust

^^ A portion or all of the security is on loan at December 31, 2006. The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.33%, to be repurchased on 01/02/07, collateralized by U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim Stock Index Portfolio
December 31, 2006
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	34,930,404	7.00%
Consumer Products & Services	108,426,219	21.73%
Financial Services	109,312,529	21.92%
Health Care Related	59,400,136	11.91%
Industrial Products & Services	23,493,032	4.71%
Natural Resources	56,199,915	11.26%
Short Term Investments	841,797	0.17%
Technology	75,469,835	15.13%
Transportation	11,342,749	2.27%
Utilities	19,477,416	3.90%
	498,894,032	100.00%

SHAREHOLDER EXPENSE EXAMPLE
Maxim Stock Index Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2006 to December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(6/30/2006)	(12/31/2006)	(6/30/06-12/31/06)

Actual	$ 1,000.00	$ 1,115.64	$ 3.20

Hypothetical
(5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Fund Directors and Officers

(Unaudited)

Maxim Series Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund’s business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

INDEPENDENT* DIRECTORS
Name, address and age	Position(s) Held with Fund	Term of Office (Length of Time Served)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Rex Jennings (81)	Director	March 22, 1988 to present	President Emeritus, Denver Metro Chamber of Commerce	31
Richard P. Koeppe (74)	Director	April 30, 1987 to present	Retired Educator	31
Sanford Zisman (66)	Director	March 19, 1982 to present	Attorney, Firm of Zisman, Ingraham and Daniel, P.C.	31
INTERESTED* DIRECTORS AND OFFICERS
*William T. McCallum (64)	Director and President	June 1, 2000 to present

Beginning January 1, 2006: Vice Chairman, Great-West Life & Annuity Insurance Company.

Through December 31, 2005: President and Chief Executive Officer of Great-West Life & Annuity Insurance Company, United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Co-President and Chief Executive Officer of Great-West Lifeco Inc.; President and Chief Executive Officer of GWL&A Financial Inc. and Canada Life Insurance Company of America (through February 13, 2006); President and Chief Executive Officer of First Great-West Life & Annuity Insurance Company and Alta Health & Life Insurance Company.

				31

Director, Great-West Lifeco Inc., Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., The Great-West Life Assurance Company, The Canada Life Assurance Company, and Canada Life Insurance Company of America.

*Mitchell T.G. Graye (51)	Director	June 1, 2000 to present

Executive Vice President and Chief Financial Officer of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations for The Canada Life Assurance Company; Chairman and President, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, GWL Properties, Inc., Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. and Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II; Executive Vice President, Orchard Trust Company, LLC

31

Director, Alta Health & Life Insurance Company, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., GWL Properties, Inc., Great-West Benefit Services, Inc.; Manager, GW Capital Management, LLC, Orchard Capital Management, LLC, Orchard Trust Company, LLC and FASCore, LLC.

*Graham McDonald (60)	Treasurer	November 29, 2001 to present

Senior Vice President, Corporate Administration of Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and Canada Life Insurance Company of America, GWL&A Financial, Inc., the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Senior Vice President, Corporate Finance and Investment Operations of EMJAY Corporation, EMJAY Retirement Plan Services, Inc., and Orchard Trust Company, LLC; Senior Vice President, Corporate and Investment Administration, FASCore, LLC; Senior Vice President and Treasurer, GW Capital Management, LLC, and Orchard Capital Management, LLC; President, Greenwood Investments, LLC, and Great-West Benefit Services, Inc.; Vice President, Investment Administration, National Plan Coordinators of Delaware, Inc.

			31	Manager, Greenwood Investments, LLC, and GW Capital Management, LLC; Director, Great-West Benefit Services, Inc., GWL Properties, Inc., and GWFS Equities, Inc.
Beverly A. Byrne (51)	Secretary	April 10, 1997 to present

Chief Legal Officer, Financial Services and Securities Compliance, Great-West Life & Annuity Insurance Company, GWL&A Financial Inc., First Great-West Life & Annuity Insurance Company, Canada Life Insurance Company of America, the United States Operations of The Great-West Life Assurance Company, and the United States Operations of The Canada Life Assurance Company; Vice President, Counsel and Secretary, FASCore, LLC, and National Plan Coordinators of Delaware, Inc.; Vice President and Counsel, Orchard Trust Company, LLC; Secretary and Chief Compliance Officer, GW Capital Management, LLC, Orchard Capital Management, LLC, GWFS Equities, Inc., and Advised Assets Group, LLC; Secretary and Compliance Officer, EMJAY Corporation, EMJAY Retirement Plan Services, Inc., BenefitsCorp, Inc., and BenefitsCorp, Inc. of Wyoming; Secretary, Greenwood Investments, LLC and One Orchard Equities, Inc.

			31	None

*

Refers to a Director or officer who is an “interested person” of Maxim Series Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with the Fund or its investment adviser, GW Capital Management, LLC (doing business as Maxim Capital Management, LLC). A Director who is not an “interested person” of the Fund is referred to as an “Independent Director.”

The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Fund or Maxim Capital Management, LLC. The chart below sets forth the annual compensation paid to the Independent Directors and certain other information.

Name of Independent Director	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Directors**
Rex Jennings	$32,250	0	0	$32,250
Richard P. Koeppe	$32,250	0	0	$32,250
Sanford Zisman	$32,250	0	0	$32,250

** As of December 31, 2006, there were 31 funds for which the Directors serve as directors, all of which were Portfolios of Maxim Series Fund. The total compensation paid is comprised of the amount paid during the Fund’s most recently completed fiscal year by the Fund and its affiliated investment companies.

Additional information about Maxim Series Fund and its Directors is available in the Fund’s Statement of Additional Information, which can be obtained free of charge upon request to: Ms. Mary Maiers, 8515 East Orchard Road, Greenwood Village, Colorado 80111; (800) 537-2033, ext. 74743.

Availability of Quarterly Portfolio Schedule.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.

Information regarding how the Fund voted proxies relating to Portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-537-2033, ext. 74743, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted an Amended and Restated Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $272,700 for fiscal year 2005 and $278,850 for fiscal year 2006.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $35,300 for fiscal year 2005 and $35,300 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $133,810 for fiscal year 2005 and $147,360 for fiscal year 2006. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1)	Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions) provided that the Fund's auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

_________________________

 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions) to be provided by the Fund's auditors to (a) the Fund's investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund. The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)

(2)  100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the audit committee, and no such services were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2005 equaled $499,505, and for fiscal year 2006 equaled $436,000.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to

_________________________

 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Mr. Sanford Zisman, Chairman; Mr. Richard P. Koeppe; and Mr. Rex Jennings comprise the separately designated standing audit committee pursuant to general instructions on Form N-CSR, Item 5.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	February 22, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	February 22, 2007